Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Summary of non derivative financial liabilities by maturity groupings

	Less than	Between 1 and	Between 2 and	After
	1 year	2 years	5 years	5 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At 31 December 2019
Borrowings	133,237	13,323	—	—	146,560
Lease liabilities	47,919	41,331	111,294	45,945	246,489
Trade payables	17,017	—	—	—	17,017
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	33,198	—	—	—	33,198
Amounts due to related parties	626	—	—	—	626
	231,997	54,654	111,294	45,945	443,890
At 31 December 2020
Borrowings	146,764	54,657	25,194	—	226,615
Convertible note	—	—	44,565	—	44,565
Lease liabilities	48,301	44,887	106,592	67,290	267,070
Trade payables	33,654	—	—	—	33,654
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)	38,092	—	—	—	38,092
Amounts due to related parties	1,224	—	—	—	1,224
	268,035	99,544	176,351	67,290	611,220

Summary of gearing ratios

	2019	2020
	RMB’000	RMB’000
Total borrowings	140,387	211,745
Add: Convertible note (Note 27)	—	34,190
Less: Cash and cash equivalents (Note 18)	(154,490)	(44,384)
Restricted cash (Note 18)	—	(8,712)
Net (surplus)/debt	(14,103)	192,839
Total equity	590,598	425,736
Total capital	576,495	618,575
Gearing ratio	N/A	31.2%

Summary of financial liabilities that are measured at fair value

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
As at 31 December 2020
Liabilities
Financial liabilities at fair value through profit or loss
— Convertible note (Note 27)	—	—	34,190	34,190
	—	—	34,190	34,190

Level 3
Disclosure of fair value measurement of liabilities [line items]
Summary of financial liabilities that are measured at fair value

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2019:

			Series A	Derivative
	Exchangeable	Convertible	Preferred	financial
	note liabilities	note	Shares	instrument
	(Note 28)	(Note 27)	(Note 26)	(Note 20)	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Opening balance	185,745	70,598	476,112	301	732,756
Change in fair value	(45,274)	5,193	(136,656)	(301)	(177,038)
Converted into ordinary share upon initial public offering	(140,471)	—	(339,456)	—	(479,927)
Repayment during the year	—	(75,791)	—	—	(75,791)
Closing balance	—	—	—	—	—

The following table presents the changes in level 3 liability instrument for the year ended 31 December 2020:

	Convertible
	note
	(Note 27)	Total
	RMB’000	RMB’000
Opening balance	—	—
Convertible note issued	33,474	33,474
Unrealised exchange difference	(883)	(883)
Change in fair value	1,599	1,599
Closing balance	34,190	34,190